Amounts Due to Related Parties (Details) - USD ($)		Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Amounts due to related parties		$ 3,563,683	$ 16,129,323
Mr. Song Xuesong ("Mr. Song") [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	[1]	2,921,639	10,669,325
C Media Limited [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	[2]		4,855,236
Thumb Beijing Branch [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	[3]	612,103	576,560
Thumb Shenzhen Branch [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	[3]	$ 29,941	$ 28,202

[1]	The Group's CEO
[2]	C Media Limited, the parent company.
[3]	Thumb Beijing and Shenzhen Branch are controlled by the spouse of Mr. Song.